Quarterly Financial Data (Unaudited) (Schedule Of Quarterly Financial Data) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total revenues	$ 768,640	$ 786,887	$ 875,731	$ 1,037,600	$ 1,241,513	$ 884,335	$ 920,887	$ 963,539
Gross profit	262,995	272,365	336,330	368,638	484,935	326,863	288,669	274,834
Loss from continuing operations	(271,581)	(99,687)	(696,020)	(165,423)	(3,333,325)	(191,496)	389,812	(88,763)	$ (1,232,711)	$ (3,223,788)	$ (300,116)
Discontinued operations, net of tax	(96,836)	3,017	(700,498)	(8,405)	(4,531)	(27,423)	(46,216)	(45,108)	(802,722)	(123,278)	(1,194,926)
Net loss attributable to Endo International plc	$ (368,417)	$ (96,670)	$ (1,396,518)	$ (173,828)	$ (3,337,856)	$ (218,919)	$ 343,578	$ (133,869)	$ (2,035,433)	$ (3,347,066)	$ (1,495,042)
Continuing operations, basic (in dollars per share)	$ (1.22)	$ (0.45)	$ (3.12)	$ (0.74)	$ (14.96)	$ (0.86)	$ 1.75	$ (0.40)	$ (5.52)	$ (14.48)	$ (1.52)
Discontinued operations, basic (in dollars per share)	(0.43)	0.02	(3.14)	(0.04)	(0.02)	(0.12)	(0.21)	(0.20)	(3.60)	(0.55)	(6.07)
Basic (in dollars per share)	(1.65)	(0.43)	(6.26)	(0.78)	(14.98)	(0.98)	1.54	(0.60)	(9.12)	(15.03)	(7.59)
Continuing operations, diluted (in dollars per share)	(1.22)	(0.45)	(3.12)	(0.74)	(14.96)	(0.86)	1.75	(0.40)	(5.52)	(14.48)	(1.52)
Discontinued operations, diluted (in dollars per share)	(0.43)	0.02	(3.14)	(0.04)	(0.02)	(0.12)	(0.21)	(0.20)	(3.60)	(0.55)	(6.07)
Diluted (in dollars per share)	$ (1.65)	$ (0.43)	$ (6.26)	$ (0.78)	$ (14.98)	$ (0.98)	$ 1.54	$ (0.60)	$ (9.12)	$ (15.03)	$ (7.59)
Weighted average shares—Basic (shares)	223,322	223,299	223,158	223,014	222,870	222,767	222,667	222,302	223,198	222,651	197,100
Weighted average shares—Diluted (shares)	223,322	223,299	223,158	223,014	222,870	222,767	222,863	222,302	223,198	222,651	197,100
Asset impairment charges	$ 130,400	$ 94,900	$ 725,000	$ 204,000	$ 3,518,100	$ 93,500	$ 40,000	$ 129,600	$ 1,154,376	$ 3,781,165	$ 1,140,709
Acquisition-related and integration items	26,400	16,600	4,200	10,900	7,400	19,500	48,200	12,600	58,086	87,601	105,250
Change in fair value of contingent consideration	26,400	15,400	2,000	6,200	(1,000)	11,600	23,900	(10,700)	49,949	23,823	(65,640)
Severance costs	84,500	80,700	24,600	22,700	37,100	9,800	22,200	38,500	53,000	57,900	60,200
Litigation-related and other contingencies, net	$ 200,000	(12,400)	(2,600)	$ 900	(4,800)	18,300	5,300	5,200	185,990	23,950	37,082
Loss on extinguishment of debt			$ 51,700						51,734	0	67,484
Inventory step-up					$ 13,900	$ 14,200	$ 29,100	$ 68,500	$ 390	$ 108,768	$ 232,461
Assets Impaired Second Quarter Of 2017
Asset impairment charges		$ 14,200